Net fees and commissions income_Details of fees and commissions expense incurred (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2017 KRW (₩)
Fee and commission expense [Abstract]
Fees and commissions paid	₩ 189,789		₩ 174,669	₩ 164,834
Credit card commissions	407,689		428,613	828,363
Brokerage commissions	775		1,833	558
Others	8,445		5,675	4,977
Total	₩ 606,698	$ 525,053	₩ 610,790	₩ 998,732